Share based payments (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding

	2024	2023	2022

	(in number of RSUs)
Outstanding on January 1,	1,175,453	736,095	657,803

Granted during the year	840,088	920,510	470,273
Forfeited during the year	(476,482)	(270,474)	(172,885)
Paid in cash during the year	(232,788)	(210,678)	(219,096)
Outstanding on December 31,	1,306,271	1,175,453	736,095

Subscription rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Subscription Rights exercisable

Subscription right exercisable as from:	Cliff vesting	Graded vesting
		First tranche of 25%	Second tranche of 25%	Third tranche of 50%
Subscription right plans before 2021	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021BE	First day after end of third calendar year following the grant	—	—	—
Subscription right plan 2021RMV and ROW	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (A)	—	January 1, 2023	January 1, 2024	January 1, 2025
Subscription right plan 2022 (B)	January 1, 2026	—	—	—
Subscription right plan 2022BE	January 1, 2026	—	—	—
Subscription right plan 2022RMV and ROW	—	January 1, 2024	January 1, 2025	January 1, 2026
Subscription right plan 2023BE	January 1, 2027	—	—	—
Subscription right plan 2023RMV and ROW	-	January 1, 2025	January 1, 2026	January 1, 2027
Subscription right plan 2024BE	January 1, 2028	—	—	—
Subscription right plan 2024RMV and ROW	—	January 1, 2026	January 1, 2027	January 1, 2028

Schedule of summary of other equity instruments outstanding and exercisable per plan

				Outstanding					Outstanding	Exercisable
				per	Granted and accepted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2024	the year	the year	the year	the year	2024	2024
2016	1/6/2016	05/31/2024	46.10	325,500				(325,500)	—	—
2016 RMV	1/6/2016	05/31/2024	46.10	69,000				(69,000)	—	—
2016 (B)	01/20/2017	01/19/2025	62.50	10,000					10,000	10,000
2017	05/17/2017	05/16/2025	80.57	585,000					585,000	585,000
2017 RMV	05/17/2017	05/16/2025	80.57	122,500			(17,500)		105,000	105,000
2018	04/19/2018	04/18/2026	79.88	964,995			(35,000)		929,995	929,995
2018 RMV	04/19/2018	04/18/2026	79.88	132,500			(15,000)		117,500	117,500
2019	10/4/2019	9/4/2027	95.11	1,208,240			(63,250)		1,144,990	1,144,990
2019 RMV	10/4/2019	9/4/2027	95.11	177,250			(23,750)		153,500	153,500
2020	04/17/2020	04/16/2028	168.42	1,369,617			(53,925)		1,315,692	1,315,692
2020RMV	04/17/2020	04/16/2028	168.42	193,300			(14,125)		179,175	179,175
2021BE	04/30/2021	04/29/2029	64.76	1,032,606			(17,573)		1,015,033
2021RMV	04/30/2021	04/29/2029	64.76	226,296			(7,371)		218,925	109,258
2021ROW	04/30/2021	04/29/2029	64.76	667,496			(76,046)		591,450	295,498
2022 (A)	01/13/2022	12/1/2030	46.18	30,000					30,000	15,000
2022 (B)	01/26/2022	01/25/2030	50.00	1,000,000					1,000,000
2022BE	6/5/2022	5/5/2030	57.46	817,828			(13,596)		804,232
2022BE	5/8/2022	5/5/2030	51.58	78,000					78,000
2022RMV	6/5/2022	5/5/2030	57.46	203,464			(4,395)		199,069	49,672
2022ROW	6/5/2022	5/5/2030	57.46	705,500			(74,400)		631,100	157,661
2022ROW	5/8/2022	4/8/2030	51.58	60,000					60,000	15,000
2023BE	5/5/2023	4/5/2031	35.11	609,028			(15,778)		593,250
2023RMV	5/5/2023	4/5/2031	35.11	102,500			(2,500)		100,000
2023ROW	5/5/2023	4/5/2031	35.11	561,900			(65,000)		496,900
2023BE	06/15/2023	06/14/2031	38.58	200,000					200,000
2023ROW	11/17/2023	4/5/2031	32.99	20,000					20,000
2024BE	05/16/2024	05/15/2032	26.90	—	679,000		(11,202)		667,798
2024RMV	05/16/2024	05/15/2032	26.90	—	21,500				21,500
2024ROW	05/16/2024	05/15/2032	26.90	—	639,500		(37,500)		602,000
2024BE	1/10/2024	09/30/2032	25.88	—	3,500				3,500
2024ROW	1/10/2024	09/30/2032	25.88	—	37,500				37,500
Total				11,472,520	1,381,000	—	(547,911)	(394,500)	11,911,109	5,182,941

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on December 31, 2021	8,579,837	€92.69
Exercisable on December 31, 2021	1,751,013	56.64

Granted and accepted during the period	3,127,239	54.71
Forfeited during the year	(607,430)	100.00
Exercised during the period	(282,790)	23.68
Expired during the year	—	—
Outstanding on December 31, 2022	10,816,856	€83.12
Exercisable on December 31, 2022	2,574,218	70.26

Granted and accepted during the period	1,538,400	35.53
Forfeited during the year	(544,676)	80.31
Exercised during the period	(61,560)	28.75
Expired during the year	(276,500)	49.00
Outstanding on December 31, 2023	11,472,520	€77.93
Exercisable on December 31, 2023	5,836,538	101.93

Granted and accepted during the period	1,381,000	26.87
Forfeited during the year	(547,911)	72.66
Exercised during the period	—	—
Expired during the year	(394,500)	46.10
Outstanding on December 31, 2024	11,911,109	€73.19
Exercisable on December 31, 2024	5,182,941	107.03

Schedule of inputs into the valuation of the other equity instruments

	2024BE/ROW	2024BE	2024RMV/ROW	2023BE	2023RMV/ROW
	October 1	May 16	May 16	May 5 & June 15	May 5 & November 17
Weighted average exercise price (€)	€25.88	€26.90	€26.90	€35.97	€35.05
Weighted average share price at acceptance date (€)	€26.00	€23.80	€23.80	€38.53	€38.63
Weighted average fair value at the acceptance date (€)	€10.57	€9.78	€9.11	€16.61	€15.96
Weighted average historical (2024)/estimated (before 2024) volatility (%)	41.73	42.19	42.19	36.89	36.67
Weighted average expected life of the subscription rights (years)	5.28	6.22	5.44	6.14	5.38
Weighted average risk free rate (%)	2.17	2.56	2.58	2.77	2.74
Expected dividends	None	None	None	None	None

	2022 (A)	2022 (B)	2022BE	2022 RMV/ROW	2022BE/ROW
	January 13	January 26	May 6	May 6	August 6
Exercise Price (€)	€46.18	€50.00	€57.46	€57.46	€51.58
Weighted average share price at acceptance date (€)	€46.21	€56.67	€51.64	€51.64	€44.55
Weighted average fair value at the acceptance date (€)	€16.10	€24.53	€20.73	€18.92	€17.07
Weighted average historical (2024)/estimated (before 2024) volatility (%)	41.80	40.80	42.59	42.65	41.75
Weighted average expected life of the subscription rights (years)	4.72	5.95	6.37	5.36	5.68
Weighted average risk free rate (%)	(0.13)	0.67	1.33	1.26	2.70
Expected dividends	None	None	None	None	None

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2024	2023	2022

	(in number of subscription rights)
Members of the Board of Directors	7,500	7,500	75,000
Members of the Executive Committee	1,616,500	1,670,500	1,864,000
Personnel	10,287,109	9,794,520	8,877,856
Total subscription rights outstanding	11,911,109	11,472,520	10,816,856

Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of summary of other equity instruments outstanding and exercisable per plan

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2024	year	year	year	2024
Plan 2020.I.	6/5/2020	5,191		(2,490)	(2,701)	—
Plan 2020.II.	7/5/2020	2,761		(239)	(2,522)	—
Plan 2021.I.	5/5/2021	42,829		(22,968)	(11,413)	8,448
Plan 2021.II.	5/6/2021	9,478		(4,739)	(2,708)	2,031
Plan 2021.III.	06/03/2021-08/06/2021	5,416		(5,416)		—
Plan 2021.IV.	09/24/2021	15,430		(7,715)	(7,715)	—
Plan 2022.I.	3/5/2022	103,308		(64,066)	(15,410)	23,832
Plan 2022.II.	5/05/2022 - 8/05/2022	106,128		(22,832)	(28,528)	54,768
Plan 2022.III.	7/6/2022	5,530		(5,530)		—
Plan 2023.I.	8/5/2023	366,582		(191,532)	(45,087)	129,963
Plan 2023.II.	05/09/2023 - 06/15/2023 - 11/17/2023	512,800		(108,471)	(116,704)	287,625
Plan 2024.I.	05/16/2024	—	588,216	(21,760)		566,456
Plan 2024.II.	05/16/2024 - 09/17/2024	—	251,872	(18,724)		233,148
Total		1,175,453	840,088	(476,482)	(232,788)	1,306,271

Schedule of summary of other equity instruments outstanding by category

	December 31,
	2024	2023	2022

	(in number of RSUs)
Members of the Executive Committee	564,034	438,738	332,038
Personnel	742,237	736,715	404,057
Total outstanding RSUs	1,306,271	1,175,453	736,095